OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 4,358	$ 3,883
Services provided under warranty	(6,189)	(4,168)
Changes in provision	6,886	4,643
Balance as of end of year	$ 5,055	$ 4,358